Compensation Plans and Post-Employment Benefits - Additional Information (Details) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2020 USD ($) plan section shares	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Shares available for future grant (in shares) | shares	11.1
Award vesting period (in years)	3 years
Unrecognized compensation cost	$ 129
Weighted-average period over which cost is expected to be recognized (in years)	1 year 4 months 24 days
Defined contribution plans, total expense	$ 24	$ 41	$ 39
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 584	531
Number of multiemployer plans | plan	2
Number of multiemployer plan sections | section	2
Multiemployer plans expense	$ 2	$ 6	$ 8
Pension Plan | UK Plan
Defined Benefit Plan Disclosure [Line Items]
Anticipated contributions	$ 6
Pension Plan | UK Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Fixed interest bonds rate (percent)	1.00%
Pension Plan | UK Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Fixed interest bonds rate (percent)	1.80%
Pension Plan | All Other Plans
Defined Benefit Plan Disclosure [Line Items]
Anticipated contributions	$ 27
Pension Plan | MNOPF
Defined Benefit Plan Disclosure [Line Items]
Funded (percentage)					98.00%
Employer contribution of total contributions made by all plan participants (percentage)	5.00%	5.00%	5.00%
Pension Plan | MNRPF
Defined Benefit Plan Disclosure [Line Items]
Funded (percentage)				84.00%
Employer contribution of total contributions made by all plan participants (percentage)	5.00%	5.00%	5.00%